JPMorgan Europe Dynamic Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.8%
Australia — 1.5%
Rio Tinto plc	158	9,401
Belgium — 0.5%
Umicore SA	182	2,873
China — 1.9%
Prosus NV	199	11,383
Denmark — 3.0%
Carlsberg A/S, Class B (a)	90	11,193
Chemometec A/S	3	260
Novo Nordisk A/S, Class B	148	6,864
		18,317
Finland — 3.1%
Konecranes OYJ	101	8,412
Neste OYJ	274	4,326
Orion OYJ, Class A	8	624
Orion OYJ, Class B	67	5,364
		18,726
France — 16.3%
Air Liquide SA	66	12,879
Arkema SA	65	4,410
Cie Generale des Etablissements Michelin SCA	223	7,930
Engie SA	547	12,306
Gaztransport Et Technigaz SA	32	5,986
LVMH Moet Hennessy Louis Vuitton SE	9	4,966
Pernod Ricard SA	57	5,819
Safran SA	35	11,598
Societe Generale SA	186	11,899
SPIE SA	162	9,525
Thales SA	21	5,712
VusionGroup	23	5,945
		98,975
Germany — 25.4%
Allianz SE (Registered)	39	15,360
Bayer AG (Registered)	134	4,173
Bilfinger SE	66	7,079
CTS Eventim AG & Co. KGaA	53	5,957
Deutsche Telekom AG (Registered)	407	14,601
DWS Group GmbH & Co. KGaA (b)	146	8,717
E.ON SE	546	9,963
Fresenius Medical Care AG	120	6,081
GEA Group AG	106	7,608
Infineon Technologies AG	249	9,788
MTU Aero Engines AG	17	7,457
Rheinmetall AG	3	6,558
SAP SE	82	23,495
Siemens AG (Registered)	55	14,083

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Siemens Energy AG *	75	8,672
Zalando SE * (b)	159	4,617
		154,209
Hong Kong — 1.5%
Prudential plc	704	8,937
Italy — 6.7%
Banca Monte dei Paschi di Siena SpA	380	3,238
Coca-Cola HBC AG	297	15,420
UniCredit SpA	206	15,124
Unipol Assicurazioni SpA	342	6,868
		40,650
Netherlands — 6.8%
ASML Holding NV	9	6,481
ASR Nederland NV	142	9,429
Euronext NV (b)	40	6,419
Heineken NV	148	11,636
SBM Offshore NV	292	7,612
		41,577
Norway — 0.7%
Aker Solutions ASA	1,353	4,001
Spain — 4.3%
Banco Santander SA	1,952	16,769
Fluidra SA	191	4,771
Indra Sistemas SA	109	4,520
		26,060
Sweden — 1.9%
Asmodee Group AB, Class B *	347	4,362
Truecaller AB, Class B	308	1,538
Volvo AB, Class B	189	5,436
		11,336
Switzerland — 3.2%
Cie Financiere Richemont SA (Registered)	63	10,314
Galderma Group AG	43	6,590
Temenos AG (Registered)	30	2,649
		19,553
United Kingdom — 12.2%
Barclays plc	3,639	17,785
Burberry Group plc *	263	4,466
Cranswick plc	82	5,740
Games Workshop Group plc	22	4,626
Mitie Group plc	1,271	2,357
NatWest Group plc	1,882	13,066
Next plc	53	8,637

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Rolls-Royce Holdings plc	578	8,205
SSE plc	300	7,345
St. James's Place plc	88	1,523
		73,750
United States — 10.8%
GSK plc	550	10,110
Nestle SA (Registered)	44	3,875
Novartis AG (Registered)	165	18,765
Roche Holding AG	45	14,186
Shell plc	517	18,560
		65,496
Total Common Stocks (Cost $496,177)		605,244
Short-Term Investments — 1.7%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (c) (d) (Cost $4,801)	4,800	4,801
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (c) (d)(Cost $5,374)	5,374	5,374
Total Short-Term Investments (Cost $10,175)		10,175
Total Investments — 101.5% (Cost $506,352)		615,419
Liabilities in Excess of Other Assets — (1.5)%		(9,029)
NET ASSETS — 100.0%		606,390

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $4,957.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.6%
Pharmaceuticals	10.8
Beverages	7.2
Insurance	6.6
Aerospace & Defense	6.4
Oil, Gas & Consumable Fuels	4.7
Software	4.5
Machinery	4.3
Multi-Utilities	3.6
Chemicals	3.3
Broadline Retail	3.2
Textiles, Apparel & Luxury Goods	3.2
Commercial Services & Supplies	3.1
Capital Markets	2.7
Semiconductors & Semiconductor Equipment	2.6
Diversified Telecommunication Services	2.4
Industrial Conglomerates	2.3
Energy Equipment & Services	1.9
Food Products	1.6
Metals & Mining	1.5
Leisure Products	1.5
Electrical Equipment	1.4
Automobile Components	1.3
Electric Utilities	1.2
Health Care Providers & Services	1.0
Entertainment	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	1.4
Short-Term Investments	1.7
Futures contracts outstanding as of July 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(24)	09/19/2025	EUR	(1,459)	4
FTSE 100 Index	(10)	09/19/2025	GBP	(1,203)	4
					8

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$605,244	$—	$605,244
Short-Term Investments
Investment Companies	4,801	—	—	4,801
Investment of Cash Collateral from Securities Loaned	5,374	—	—	5,374
Total Short-Term Investments	10,175	—	—	10,175
Total Investments in Securities	$10,175	$605,244	$—	$615,419

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$8	$—	$—	$8
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b)	$3,146	$263,129	$261,469	$(5)	$— (c)	$4,801	4,800	$435	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	—	70,397	65,023	—	—	5,374	5,374	248	—
Total	$3,146	$333,526	$326,492	$(5)	$— (c)	$10,175		$683	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.
(c)	Amount rounds to less than one thousand.